Share-based compensation - RSUs Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 25, 2018	Dec. 31, 2018	Dec. 31, 2017
RSUs
Number of RSUs
Forfeited		0
Weighted average grant date fair value
Granted	$ 5
Additional information
Total fair values of RSUs vested		$ 14,330
Intrinsic value of RSUs vested		$ 14,330
Service-based RSUs
Number of RSUs
Granted		1,950,374
Exercised		(1,569,792)
Forfeited		(4,310)
End of the year		376,272
Vested and expected to vest at end of the year		376,272
Weighted average grant date fair value
Granted		$ 8.72
Exercised		9.94
Forfeited		12.70
End of the year		8.02
Vested and expected to vest at end of the year		$ 8.02
Employees
Additional information
Expected future forfeiture rate		11.00%	6.00%
Employees | RSUs
Additional information
Expected future forfeiture rate		1.00%
Non-employees | RSUs
Additional information
Expected future forfeiture rate		0.00%